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Plainsboro Funds

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(1.

Home Tab)

Plainsboro Funds has one fund in the fund family now.

Plainsboro China Fund

The Fund seeks long-term capital appreciation by focusing on a limited number of securities (not limited to stocks) in the China region.

The Fund is not suitable for investors with investment time horizon less than 5 years.

A fan of Warren Buffett since the start of career, the Portfolio Manager has over a decade of investment experience in China,  and owns a significant stake in the Fund.

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(2.

Reports Tab)

Plainsboro China Fund (PCHFX)

2012

November 30 - Quarterly Holdings Report                   Quarterly Holdings Report (2012-11-30).pdf

August 31 - Annual Report                                Annual Report (2012-08-31).pdf

May 31 - Quarterly Holdings Report                             Quarterly Holdings Report (2012-05-31).pdf

February 29 - Semi-Annual Report                 Semi-Annual Report (2012-02-29).pdf

2011

November 30 - Quarterly Holdings Report                   Quarterly Holdings Report (2011-11-30).pdf

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(3.

Application Forms Tab)

Regular Account                                         Regular Account Application Form.doc

Traditional IRA Account                           Traditiona IRA Application Form.doc

For other type of accounts or any question, please call (866) 707-8588 or (440) 922-0066 ext. 110.

An investor should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. An investor can obtain a copy of the Fund’s prospectus by downloading it from the Fund’s website or by calling the number above. An investor should read the prospectus carefully before investing or sending money.

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(4.

Professionals Tab)

Adviser

Plainsboro Global Capital Inc.

                              4 Windmill Ct.

                              Plainsboro, NJ 08536

                              609.356.9922

Officer

                              Yang Xiang

President & Portfolio Manager

Directors

JiyangShen

Hsien Chung E. Yang

                              Yang Xiang

Custodian

                              Fifth Third Bank

                              38 Fountain Square Plaza

                              Cincinnati, Ohio 45263

Fund Accounting and Transfer Agent

Mutual Shareholder Services, LLC.

                               8000 Town Centre Drive, Suite 400

                               Broadview Heights, Ohio 44147

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

                              11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Independent Auditor

Meyler& Company, LLC

                               One Arin Park

                               1715 Highway 35

                               Middletown, NJ 07748

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(5.

Performance Tab)

Plainsboro China Fund

Click here to view the Fund's performance as tracked by Morningstar

Performance Summary

Symbol: PCHFX

Plainsboro China Fund Return*

As of 12/31/2012

 Year-to-date

 23.25%

 1 Year23.25%

 5 Years N/A

 10 Years N/A

Since Inception**

18.90%

**Inception Date 10/11/2011

2011  Distribution 0.1059

2012 Distribution 0.8378

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at (866) 707-8588 or (440) 922-0066 ext. 110 . Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund. Please read it carefully before you invest or send money.

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(6.

Proxy Voting Tab)

Proxy Voting Policy               Proxy Voting Policy.pdf

Proxy Voting Record

2011.07.01 - 2012.06.30       2011.07.01 - 2012.06.30.pdf

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(7.

Contact Tab)

Contact

In any E-Mail correspondence with the Fund, do not include account-specific or personal information (such as social security or account number). This procedure is followed to ensure the security and privacy of your account and personal information. All personal account information will be handled via telephone should you have any questions regarding your personal account.

Mailing Address: Regular or Overnight

Plainsboro China Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Telephone:  (866) 707-8588 or (440) 922-0066 ext. 110

E-Mail:  hmuniz@mutualss.com (For general information and correspondence)

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(8.

Account Access Tab)

How to Access Your Account

Click here,  and you will be led to the website operated by the Fund's transfer agent, Mutual Shareholder Services.

Then select the Plainsboro China Fund and enter your account number.

For first time users the password will be the last 4 digits of the Tax-ID number. This will prompt you to create a new password and some security questions.

Please call 1.866.707.8588 if you have any questions.

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

(9.

Prospectus tab)

Prospectus (PDF)                                                                         Prospectus (2012-12).pdf

Statement of Additional Information (PDF)                          SAI (2012-12).pdf

Terms of Use          Privacy Policy

Mutual fund investing involves risk. Risks associated with the Plainsboro China Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Plainsboro China Fund is found in the Prospectus, a copy of which or current performance information may be obtained by contacting Mutual Shareholder Services (“MSS”) toll free at (866) 707-8588. We encourage you to read the prospectus carefully before investing.

Representatives of the Fund’s Transfer Agent, Mutual Shareholder Services LLC may only transact business in states in which the Fund is registered or is exempt from registration.  The Funds may only be offered to person in the United States by way of a prospectus. This website should not be considered a solicitation or offering of any fund, securities product or service to investors residing outside the United States.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

Past performance does not guarantee future results. Investment returns and principal value of an investment in the Plainsboro China Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shares of the Fund are self distributed by Plainsboro Global Capital, Inc.

10) Risk Disclosure tab

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is intended for investors with a minimum investment horizon of 5 years.

Many factors affect the Fund’s net asset value and performance.

Management Risk: The main risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or undervalued stocks may be out of favor with investors. The Fund may underperform and you may lose money.

Stock Market Volatility: Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Issuer-Specific Risks: The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service,or the loss of key management personnel.

Focused Portfolio and Non-Diversification Risk: The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund is subject to greater risk of loss if any of those securities become impaired.

Small and Medium Capitalization Stock Risk:Small and medium sized companies typically have less financial resources, more limited product lines and markets than larger companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.  Also, their securities may trade less frequently and in more limited volume with potentially greater price volatility and losses than those of larger, more mature companies.

Sector Risk: If the Fund’s portfolio is over weighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not over weighted in that sector.

Risks of Debt Securities: Risks associated with investments in fixed income securities include credit risk and interest rate risk.

Sovereign Debt Risk:  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner maybe affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity.  The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. The Fund does not anticipate hedging currency risks at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks.There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts:Chinese securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts.Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and maybe less liquid than the underlying securities listed on an exchange.

Risks Associated with China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g.,allocation of resources and other preferential treatment),obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, maybe adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition,as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Risks Associated with Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Risks Associated with Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Portfolio Turnover Risk: At times, the Fund may have a portfolio turnover rate that exceeds 100%.  A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

(Terms of Use)

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This website is owned and operated by Plainsboro Global Capital Inc. (“PGC” or “we”) and is provided as a service and for informational purposes only by PGC. By using this website, you (“you”, “user” or “visitor”) agree to the following terms of use and legal information pertaining to both this website and any material on it without limitation or qualification. Please read these terms carefully before using this website. These terms are a binding contract between you and PGC, as well as its U.S. affiliates. This website is offered to you conditioned on your acceptance without modification of the terms, conditions, and notices contained herein. If you do not agree to these terms, do not use or otherwise access this website.

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You are responsible for maintaining the confidentiality of any account information, user names, logins, passwords, and security questions and answers that you use to access any page or feature on this website, and for logging off of your account and any protected areas of the website. You are fully responsible for all activities occurring under your accounts, user names, logins, passwords, and security questions and answers that result from your negligence, carelessness, misconduct, or failure to use or maintain appropriate security measures. If you become aware of any suspicious or unauthorized conduct concerning your accounts, user names, logins, passwords, or security questions and answers, you agree to contact PGC immediately. PGC will not be liable for any loss or damage arising from your failure to comply with this paragraph.

Products and services provided to you through this website may involve the electronic transmission, including via any e-mail address you provide to us, of information that you may consider to be personal financial information or promotional and marketing materials, and you consent to such transmission.

LIABILITY AND INDEMNITY

PGC expressly disclaims all liability for errors and omissions in these materials and for the use or interpretation by others of information contained on the website. PGC will not be responsible for any loss or damage that could result from interception by third parties of any information made available to you via this website. Neither PGC, nor any of its affiliates, members, directors, officers or employees, nor any third party vendor retained by PGC will be liable, or have any responsibility of any kind for any loss or damage that you incur in the event of any failure or interruption of this website, or resulting from the act or omission of any other party involved in making this website or the data contained therein available to you, or from any other cause relating to your access to, inability to access, or use of the website or these materials, whether or not the circumstances giving rise to such cause may have been within the control of PGC or of any vendor providing software or support services for this website. In no event will PGC, its affiliates or any such parties be liable to you for any direct, special, indirect, consequential, incidental damages or any other damages of any kind, even if PGC or any other party has been advised of the possibility thereof.

Decisions based on information contained on this website are the sole responsibility of the visitor, and in exchange for using this website, the visitor agrees to hold PGC harmless against any claims for damages arising from any decisions that the visitor makes based on such information. The visitor also agrees to hold PGC harmless for any claims for damages that arise from the visitor’s improper access to or use of this website, or any violation of the terms of use of this website. In no event will PGC be liable for any damages, or for repairs or corrections that must be performed, to or on your computer, person or other property, including, without limitation, direct or indirect, special, incidental, or consequential damages, losses or expenses arising in connection with the website or use thereof or the inability by any party to use such website, or in connection with any failure of performance, error, omission, interruption, defect, delay in operation or transmission, computer virus or line or system failure, even if PGC, or representatives thereof, are advised of the possibility of such damages, losses or expenses.

APPLICABLE LAW AND VENUE

This website (excluding linked websites) is controlled by PGC from its offices within the State of Florida, United States of America. By accessing this website, both you and PGC agree that the statutes and laws of the State of Florida, without regard to conflicts of laws principles thereof, will apply to all matters relating to use of this website. If you take legal action relating to these terms, you agree to file such action only in the U.S. District Court for the Southern District of Florida, and you consent and submit to the personal jurisdiction of those courts for the purpose of litigating any such action.

INTEGRATION AND SEVERABILITY

If any provision of these terms is deemed unlawful, void, or for any reason unenforceable, then that provision will be deemed severable from these terms and will not affect the validity and enforceability of the remaining provisions. The preceding terms of use represent the entire agreement between PGC and the user relating to the subject matter herein.

Investment products offered are not FDIC insured, may lose value and are not bank guaranteed.

Investors should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund and can be obtained by clicking the “Prospectus” link on this website. Read the prospectus carefully before you invest or send money.

Plainsboro Funds including the Plainsboro China Fund may be offered only to persons in the United States and by way of prospectus. This website should not be considered a solicitation or offering of investment products or services to investors residing outside of the United States.

Shares of the Plainsboro China Fund are self-distributed by PGC.

©2012 Plainsboro Global Capital Inc.